Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2021

SMR-QTLY-0921
1.804843.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Interactive Media & Services - 0.9%
Dip Corp.	1,000,000	$29,123,559
Media - 1.2%
Cogeco Communications, Inc.	250,000	23,671,449
Emerald Holding, Inc. (a)(b)	3,750,000	14,812,500
		38,483,949

TOTAL COMMUNICATION SERVICES		67,607,508

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 2.3%
Adient PLC (a)	650,000	27,384,500
Linamar Corp.	400,000	23,667,842
Patrick Industries, Inc.	281,694	23,276,375
		74,328,717
Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc. (a)	944,771	34,332,978
OneSpaWorld Holdings Ltd. (a)(c)	1,500,000	14,820,000
Perdoceo Education Corp. (a)	1,500,000	17,790,000
		66,942,978
Hotels, Restaurants & Leisure - 1.3%
Hilton Grand Vacations, Inc. (a)	1,000,000	40,670,000
Household Durables - 2.3%
Helen of Troy Ltd. (a)(c)	200,000	44,678,000
LGI Homes, Inc. (a)(c)	175,000	29,907,500
		74,585,500
Multiline Retail - 1.4%
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	500,000	46,550,000
Specialty Retail - 0.6%
America's Car Mart, Inc. (a)	41,965	6,672,435
Rent-A-Center, Inc.	66,353	3,796,719
Winmark Corp.	50,000	10,541,000
		21,010,154
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc. (a)	100,000	4,230,000

TOTAL CONSUMER DISCRETIONARY		328,317,349

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	582,338	29,489,596
ENERGY - 1.8%
Energy Equipment & Services - 0.5%
Championx Corp. (a)	250,000	5,810,000
ShawCor Ltd. Class A (a)	2,500,000	9,919,045
		15,729,045
Oil, Gas & Consumable Fuels - 1.3%
Brigham Minerals, Inc. Class A	2,200,000	43,208,000

TOTAL ENERGY		58,937,045

FINANCIALS - 18.1%
Banks - 6.7%
BOK Financial Corp.	750,000	63,007,500
Cullen/Frost Bankers, Inc.	700,000	75,124,000
First Citizens Bancshares, Inc. (c)	15,000	11,738,850
First Hawaiian, Inc.	1,500,000	41,295,000
Wintrust Financial Corp.	350,000	24,990,000
		216,155,350
Capital Markets - 1.5%
BrightSphere Investment Group, Inc.	2,000,000	49,980,000
Consumer Finance - 2.1%
Encore Capital Group, Inc. (a)	300,000	14,202,000
First Cash Financial Services, Inc.	700,000	55,440,000
		69,642,000
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	750,000	24,937,500
Insurance - 7.0%
Assurant, Inc.	175,000	27,616,750
BRP Group, Inc. (a)	250,000	6,815,000
Enstar Group Ltd. (a)	350,000	89,957,000
First American Financial Corp.	1,300,000	87,503,000
Primerica, Inc.	100,000	14,622,000
		226,513,750

TOTAL FINANCIALS		587,228,600

HEALTH CARE - 13.3%
Biotechnology - 0.5%
Emergent BioSolutions, Inc. (a)(c)	250,000	16,475,000
Health Care Equipment & Supplies - 4.0%
Envista Holdings Corp. (a)	2,000,000	86,160,000
Hill-Rom Holdings, Inc.	300,000	41,538,000
Utah Medical Products, Inc.	50,000	4,470,000
		132,168,000
Health Care Providers & Services - 2.0%
Premier, Inc.	1,350,000	48,114,000
R1 RCM, Inc. (a)	750,000	16,057,500
		64,171,500
Life Sciences Tools & Services - 5.6%
Charles River Laboratories International, Inc. (a)	225,000	91,557,000
Syneos Health, Inc. (a)	1,000,000	89,670,000
		181,227,000
Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (a)	750,000	39,412,500

TOTAL HEALTH CARE		433,454,000

INDUSTRIALS - 19.0%
Aerospace & Defense - 1.4%
Ultra Electronics Holdings PLC	1,000,000	44,063,000
Commercial Services & Supplies - 2.6%
Cimpress PLC (a)	500,000	51,125,000
The Brink's Co.	450,000	34,632,000
		85,757,000
Industrial Conglomerates - 0.4%
Rheinmetall AG	150,000	14,405,820
Marine - 0.3%
MPC Container Ships ASA (a)	3,500,000	9,072,130
Professional Services - 8.3%
ASGN, Inc. (a)	1,000,000	101,130,000
BGSF, Inc.	6,216	78,446
Insperity, Inc.	500,000	49,525,000
Intertrust NV (a)(d)	2,500,000	41,281,500
Kforce, Inc.	750,000	46,822,500
Persol Holdings Co. Ltd.	1,500,000	30,012,306
		268,849,752
Road & Rail - 4.1%
TFI International, Inc.	700,000	78,414,000
TFI International, Inc. (Canada)	475,000	53,172,892
		131,586,892
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (a)	1,000,000	53,480,000
MRC Global, Inc. (a)	1,000,000	9,170,000
		62,650,000

TOTAL INDUSTRIALS		616,384,594

INFORMATION TECHNOLOGY - 15.3%
Electronic Equipment & Components - 6.8%
Insight Enterprises, Inc. (a)	1,250,000	125,475,001
Methode Electronics, Inc. Class A	346,105	16,554,202
SYNNEX Corp.	333,000	39,806,820
TTM Technologies, Inc. (a)(c)	2,750,000	38,472,500
		220,308,523
IT Services - 4.8%
Computer Services, Inc.	250,000	14,515,000
Concentrix Corp. (a)	444,000	72,696,120
Genpact Ltd.	1,000,000	49,810,000
Poletowin Pitcrew Holdings, Inc.	228,100	2,149,906
Tucows, Inc. (a)(c)	200,000	15,552,000
		154,723,026
Semiconductors & Semiconductor Equipment - 1.9%
Cirrus Logic, Inc. (a)	248,300	20,507,097
CMC Materials, Inc.	175,000	25,312,000
Ichor Holdings Ltd. (a)	300,000	15,471,000
		61,290,097
Software - 1.3%
j2 Global, Inc. (a)(c)	300,000	42,381,000
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	1,000,000	17,547,058

TOTAL INFORMATION TECHNOLOGY		496,249,704

MATERIALS - 6.0%
Chemicals - 2.8%
Valvoline, Inc.	3,000,000	92,040,000
Construction Materials - 2.7%
Eagle Materials, Inc.	175,000	24,731,000
RHI Magnesita NV	600,000	31,558,560
Wienerberger AG	750,000	30,658,631
		86,948,191
Metals & Mining - 0.5%
ERO Copper Corp. (a)	750,000	15,094,982

TOTAL MATERIALS		194,083,173

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 4.4%
CareTrust (REIT), Inc.	1,000,000	24,120,000
Corporate Office Properties Trust (SBI)	1,000,000	29,440,000
Douglas Emmett, Inc.	2,000,000	66,800,000
iStar Financial, Inc.	1,000,000	24,230,000
		144,590,000
Real Estate Management & Development - 5.7%
Cushman & Wakefield PLC (a)	3,900,000	72,813,000
Jones Lang LaSalle, Inc. (a)	500,000	111,285,000
		184,098,000

TOTAL REAL ESTATE		328,688,000

UTILITIES - 1.4%
Electric Utilities - 0.1%
Portland General Electric Co.	100,000	4,890,000
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares (c)	650,000	42,094,000

TOTAL UTILITIES		46,984,000

TOTAL COMMON STOCKS
(Cost $2,186,806,269)		3,187,423,569

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.06% (e)	66,654,683	66,668,013
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	113,584,381	113,595,739
TOTAL MONEY MARKET FUNDS
(Cost $180,263,752)		180,263,752
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $2,367,070,021)		3,367,687,321
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(118,275,482)
NET ASSETS - 100%		$3,249,411,839

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,281,500 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,236
Fidelity Securities Lending Cash Central Fund	23,526
Total	$26,762

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,804,687	$139,939,491	$102,076,165	$--	$--	$66,668,013	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	90,852,362	139,703,580	116,960,203	--	--	113,595,739	0.4%
Total	$119,657,049	$279,643,071	$219,036,368	$--	$--	$180,263,752

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Holding, Inc.	$23,281,500	$--	$2,257,177	$--	$(6,202,540)	$(9,283)	$14,812,500
Total	$23,281,500	$--	$2,257,177	$--	$(6,202,540)	$(9,283)	$14,812,500

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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